SGI SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

	NUMBER
	OF SHARES	VALUE
COMMON STOCKS - 98.5%
Aerospace/Defense — 0.3%
Astronics Corp.*	25,500	$266,730
Auto Parts & Equipment — 5.1%
American Axle & Manufacturing Holdings., Inc.*	75,500	668,930
Commercial Vehicle Group, Inc.*	25,500	213,945
Dorman Products, Inc.*	4,100	455,018
Gentherm, Inc.*	12,100	1,021,845
Goodyear Tire & Rubber Co., (The)*	23,400	470,574
Motorcar Parts of America, Inc.*	7,600	121,904
Shyft Group Inc., (The)	8,600	418,046
Standard Motor Products, Inc.	9,100	455,364
Titan International, Inc.*	24,900	171,561
XPEL, Inc.*	10,200	733,278
		4,730,465
Banks — 3.9%
Arrow Financial Corp.	4,400	151,800
CrossFirst Bankshares, Inc.*	14,500	202,855
Farmers National Banc Corp.	9,200	161,828
First Citizens BancShares Inc., Class A	500	401,990
First Financial Corp.	5,700	247,722
Guaranty Bancshares Inc.	3,500	128,625
Metropolitan Bank Holding Corp.*	5,100	484,143
Mid Penn Bancorp, Inc.	3,800	119,548
Nicolet Bankshares, Inc.*	4,300	306,633
Origin Bancorp, Inc.	8,800	371,272
Provident Bancorp, Inc.	4,800	86,928
QCR Holdings, Inc.	7,600	409,944
RBB Bancorp	6,400	156,544
Red River Bancshares, Inc.	2,500	132,000
SmartFinancial, Inc.	5,600	143,752
South Plains Financial, Inc.	3,900	97,500
		3,603,084
Beverages — 1.5%
Coca Cola Bottling Co.	1,400	798,798
National Beverage Corp.	12,000	623,280
		1,422,078
Biotechnology — 2.5%
Innoviva, Inc.*	57,000	953,040
Organogenesis Holdings, Inc.*	93,500	940,610
Vericel Corp.*	11,800	439,078
		2,332,728
Building Materials — 1.1%
Boise Cascade Co.	15,380	997,085
Chemicals — 0.4%
American Vanguard Corp.	18,800	269,028
Unifi, Inc.*	5,700	116,109
		385,137
Commercial Services — 8.7%
American Public Education Inc.*	13,000	245,570
AMN Healthcare Services, Inc.*	9,000	1,026,090
CorVel Corp.*	3,900	733,200
Franklin Covey Co.*	9,200	404,616
FTI Consulting, Inc.*	4,400	642,796
Heidrick & Struggles International Inc.	20,800	897,936
Kforce, Inc.	6,000	459,780
Legalzoom.com, Inc.*	23,100	416,031
Medifast, Inc.	1,900	390,906
National Research Corp.	4,100	164,205
Paya Holdings, Inc.*	63,600	409,584
Perdoceo Education Corp.*	63,000	620,550
PROG Holdings, Inc.*	21,381	964,711
ShotSpotter, Inc.*	7,200	252,864
Vectrus, Inc.*	10,600	443,504
		8,072,343
Computers — 0.8%
Corsair Gaming, Inc.*	3,300	73,920
Quantum Corp.*	35,120	192,106
Rimini Street, Inc.*	66,300	438,243
		704,269
Distribution/Wholesale — 1.4%
Leslies, Inc.*	44,400	930,624
Titan Machinery, Inc.*	12,300	408,852
		1,339,476
Diversified Financial Services — 7.3%
Amerant Bancorp, Inc.*	11,200	315,280
Atlanticus Holdings Corp.*	3,000	178,290
Columbia Financial, Inc.*	24,100	439,584
Cowen Group, Inc., Class A	26,200	926,956
Enova International, Inc.*	15,800	602,296
Houlihan Lokey, Inc.	8,500	922,590
International Money Express, Inc.*	31,600	477,476
PJT Partners, Inc., Class A	12,198	928,024
PRA Group, Inc.*	22,600	959,596
SLM Corp.	26,951	479,189
World Accep Corp.*	2,800	575,176
		6,804,457
Electrical Components & Equipment — 0.2%
Orion Energy Systems, Inc.*	38,600	145,522
Electronics — 1.8%
Allied Motion Technologies, Inc.	4,700	185,415
OSI Systems, Inc.*	6,400	581,952
TTM Technologies, Inc.*	52,900	728,962
Universal Electronics, Inc.*	4,000	144,800
		1,641,129
Engineering & Construction — 1.2%
Frontdoor, Inc.*	9,300	321,408
IES Holdings, Inc.*	5,700	273,543
MYR Group, Inc.*	4,700	520,337
		1,115,288
Environmental Control — 0.2%
Heritage-Crystal Clean, Inc.*	5,700	182,913
Food — 3.6%
Flowers Foods, Inc.	9,900	255,618
Ingles Markets, Inc., Class A	3,700	284,086
Sprouts Farmers Market, Inc.*	43,000	1,137,780
Tootsie Roll Industries, Inc.	10,600	333,370
TreeHouse Foods, Inc.*	9,700	355,990
Utz Brands, Inc.	31,100	438,821
Weis Markets, Inc.	9,100	572,845
		3,378,510
Gas — 0.4%
Chesapeake Utilities Corp.	2,900	369,344
Healthcare-Products — 2.6%
Apria, Inc.*	19,300	542,909
Hanger, Inc.*	27,600	465,612
Inari Medical, Inc.*	10,800	891,432
Natus Medical Inc.*	11,575	261,595
Retractable Technologies, Inc.*	10,000	86,600
Surmodics, Inc.*	3,700	162,541
		2,410,689
Healthcare-Services — 3.8%
Agiliti, Inc.*	22,000	463,320
Agilon Health, Inc.*	40,200	884,400
Aveanna Healthcare Holdings, Inc.*	110,200	709,688
Encompass Health Corp.	16,200	933,444
Joint Corp, (The)*	4,800	383,616
LHC Group, Inc.*	1,100	126,192
		3,500,660
Home Builders — 2.1%
Forestar Group, Inc.*	9,300	184,326
Thor Industries, Inc.	8,000	845,680
Winnebago Industries, Inc.	12,900	931,638
		1,961,644
Home Furnishings — 1.5%
Lovesac Co., (The)*	8,500	537,880
Sleep Number Corp.*	4,600	366,988
Sonos, Inc.*	14,700	465,255
		1,370,123
Household Products/Wares — 0.5%
WD-40 Co.	1,900	426,265
Housewares — 0.5%
Scotts Miracle-Gro Co., (The)	2,989	433,076
Insurance — 2.1%
Donegal Group, Inc., Class A	11,000	149,600
Mercury General Corp.	18,100	923,462
Nmi Holdings, Inc., Class A*	20,100	393,960
Safety Insurance Group, Inc.	5,700	440,439
		1,907,461
Internet — 1.4%
HealthStream, Inc.*	14,400	334,368
QuinStreet, Inc.*	59,947	917,788
		1,252,156
Iron/Steel — 0.5%
Allegheny Technologies, Inc.*	30,500	434,320
Leisure Time — 0.9%
Johnson Outdoors, Inc., Class A	1,400	145,656
OneWater Marine, Inc., Class A	13,200	675,576
		821,232
Machinery-Diversified — 1.3%
DXP Enterprises Inc.*	5,800	160,254
GrafTech International Ltd.	27,500	320,375
Hydrofarm Holdings Group, Inc.*	23,300	768,900
		1,249,529
Media — 0.7%
Liberty Latin America Ltd., Class C*	23,300	261,892
Scripps E W Co., Class A	19,800	366,894
		628,786
Metal Fabricate/Hardware — 1.5%
Lawson Products Inc.*	2,400	115,512
Mueller Industries, Inc.	18,300	1,012,539
Olympic Steel, Inc.	13,900	282,865
		1,410,916
Miscellaneous Manufacturing — 0.7%
Chase Corp.	2,200	216,898
Myers Industries, Inc.	10,300	200,644
Sight Sciences, Inc.*	9,100	190,645
		608,187
Oil & Gas — 2.2%
CNX Resources Corp.*	12,100	165,044
Earthstone Energy, Inc., Class A*	53,300	544,726
EQT Corp.*	49,800	967,614
Talos Energy, Inc.*	35,800	356,926
		2,034,310
Oil & Gas Services — 0.7%
National Energy Services Reunited Corp.*	42,300	419,193
RPC, Inc.*	46,500	187,395
		606,588
Packaging & Containers — 0.2%
UFP Technologies, Inc.*	2,900	193,923
Pharmaceuticals — 5.7%
Amphastar Pharmaceuticals, Inc.*	20,000	391,200
Collegium Pharmaceutical, Inc.*	40,200	706,716
Corcept Therapeutics, Inc.*	43,900	921,900
Eagle Pharmaceuticals, Inc.*	10,019	477,706
Herbalife, Ltd.*	11,200	418,432
Ironwood Pharmaceuticals Inc., Class A*	40,942	454,047
Pacira BioSciences, Inc.*	17,800	936,636
USANA Health Sciences, Inc.*	9,651	962,398
		5,269,035
REITS — 4.3%
Broadstone Net Lease, Inc.	29,300	732,500
Easterly Government Properties, Inc.	48,000	1,006,560
Life Storage, Inc.	5,800	766,412
Netstreit Corp.	42,000	896,280
Rexford Industrial Realty, Inc.	8,500	595,680
		3,997,432
Retail — 6.6%
Asbury Automotive Group, Inc.*	5,200	850,928
AutoNation, Inc.*	8,200	1,015,570
BJ's Restaurants, Inc.*	15,600	465,816
BlueLinx Holdings, Inc.*	2,700	190,458
Citi Trends, Inc.*	3,400	288,320
Duluth Holdings, Inc., Class B*	17,200	238,564
El Pollo Loco Holdings, Inc.*	24,000	302,880
Fiesta Restaurant Group, Inc.*	15,700	146,481
Haverty Furniture Cos., Inc.	28,100	840,471
Hibbett, Inc.	10,600	826,270
Lumber Liquidators Holdings, Inc.*	43,612	669,008
Murphy USA, Inc.	1,500	259,995
		6,094,761
Savings & Loans — 0.7%
HomeTrust Bancshares, Inc.	8,900	267,267
Southern Missouri Bancorp, Inc.	2,700	144,207
Waterstone Financial, Inc.	10,800	224,100
		635,574
Semiconductors — 0.3%
EMCORE Corp.*	40,700	299,959
Software — 9.9%
Allscripts Healthcare Solutions, Inc.*	39,700	660,211
Bandwidth, Inc., Class A*	7,600	544,616
Castlight Health, Inc., Class B*	92,400	141,372
Computer Programs & Systems, Inc.*	8,300	244,601
Duck Creek Technologies, Inc.*	33,200	949,188
EverCommerce, Inc.*	41,400	673,992
Evolent Health, Inc., Class A*	36,800	956,800
Health Catalyst, Inc.*	9,500	412,205
Immersion Corp.*	21,100	126,811
Intapp, Inc.*	28,300	775,137
Intelligent Systems Corp.*	8,400	340,704
Jamf Holding Corp.*	7,700	248,171
Kaltura, Inc.*	128,500	609,090
Model N, Inc.*	18,700	525,470
Tabula Rasa HealthCare, Inc.*	7,200	81,864
Verint Systems, Inc.*	21,000	999,390
Verra Mobility Corp.*	63,800	918,082
		9,207,704
Telecommunications — 1.5%
ATN International, Inc.	3,300	126,093
DZS, Inc.*	30,500	395,280
Infinera Corp.*	116,100	943,893
		1,465,266
Textiles — 0.9%
UniFirst Corp.	4,400	843,260
Transportation — 4.1%
Air Transport Services Group, Inc.*	17,200	424,668
Covenant Logistics Group, Inc.*	10,700	268,249
Daseke, Inc.*	68,600	661,990
Heartland Express, Inc.	42,800	716,472
Marten Transport, Ltd.	23,700	381,096
Radiant Logistics, Inc.*	30,200	227,708
Universal Logistics Holdings, Inc.	9,600	178,464
Werner Enterprises, Inc.	21,700	978,887
		3,837,534
Water — 0.9%
American States Water Co.	4,700	442,646
Artesian Resources Corp., Class A	4,500	192,420
York Water Co., (The)	4,500	210,870
		845,936
TOTAL COMMON STOCKS
(Cost $96,405,135)		91,236,884
EXCHANGE-TRADED FUNDS - 0.4%
Exchange-Traded Funds — 0.4%
iShares Russell 2000 ETF	1,800	392,706
TOTAL EXCHANGE-TRADED FUNDS
(Cost $428,726)		392,706
SHORT-TERM INVESTMENTS - 1.2%
U.S. Bank Money Market Deposit Account, 0.01% (a)	1,140,483	1,140,483
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,140,483)		1,140,483
TOTAL INVESTMENTS - 100.1%
(Cost $97,974,344)		92,770,073
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(138,449)
NET ASSETS - 100.0%		$92,631,624
________
*	Non-income producing security
(a)	The rate shown is as of November 30, 2021.
ETF	Exchange-Traded Funds
REIT	Real Estate Investment Trust
The accompanying notes are an integral part of the portfolio of investments.

SUMMIT GLOBAL INVESTMENTS, LLC
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2021 (UNAUDITED)

PORTFOLIO VALUATION – Investments in the underlying fund are valued at the SGI Small Cap Growth Fund ("Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in Exchange-Traded Funds ("ETFs") are valued at their last reported sale price. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing each Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SGI Small Cap Growth Fund
Common Stocks	$91,236,884	$91,236,884	$-	$-
Exchange-Traded Funds	392,706	392,706
Short-Term Investments	1,140,483	1,140,483	-	-
Total Investments*	$92,770,073	$92,770,073	$-	$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only if a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.